Commitment and Contingencies - Summary of Minimum Payments Related to Agreements (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 20,621
2021	16,965
2022	16,702
2023	15,614
2024	14,624
Thereafter	$ 1,289